SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2024 USD ($) shares	Jan. 31, 2025 shares	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) day holder $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 30, 2023 $ / shares
Class Of Stock [Line Items]
Preferred stock, conversion ratio					1
Current dividend price per share (in dollars per share) | $ / shares					$ 37.3070
Previous dividend price per share (in dollars per share) | $ / shares				$ 33.9465		$ 33.9465		$ 24.3968
Stock repurchase program, authorized amount | $					$ 1,000		$ 250
Repurchases of common stock (in shares)					16,260,160	1,626,493
Repurchases of common stock, value | $					$ 600	$ 41
Stock repurchase program, remaining authorized amount | $					400
Share repurchases | $	$ 600					41	44
Stock repurchased during period, percentage repurchased upon issuance	0.50
Fait value of stock issued | $	$ 569				$ 569	0	0
Line of credit, maximum borrowing capacity | $	$ 300
Additional Paid-In Capital
Class Of Stock [Line Items]
Share repurchases | $						$ 41	$ 44
Common Stock | Public Stock Offering
Class Of Stock [Line Items]
Number of shares issued and sold (in shares)					12,650,000
Proceeds from public stock offering | $					$ 458
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock issued (in shares)				4,000,000	4,000,000	4,000,000
Preferred stock outstanding (in shares)				4,000,000	4,000,000	4,000,000
Preferred stock, conversion ratio					1
Percentage of annual dividend rate					20.00%
Preferred stock, dividend percentage, threshold consecutive trading days | day					10
Annual dividend shares preferred stock (in shares)					141,194,638
Preferred stock dividend (in shares)			7,944,104
Number of holders which trigger independent rights (more than) | holder					1
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock | Subsequent Event
Class Of Stock [Line Items]
Preferred stock dividend (in shares)		2,543,662
Series A Preferred Stock | Common Stock
Class Of Stock [Line Items]
Preferred stock dividend (in shares)					7,944,104		7,539,697
Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock issued (in shares)				800,000	0	800,000
Preferred stock outstanding (in shares)				800,000	0	800,000
Percentage of annual dividend rate					5.50%	5.50%	5.50%
Preferred stock dividend (in shares)				337,044	283,196	1,348,420
Aggregate purchase price | $							$ 800
Number of shares issued and sold (in shares)	800,000						800,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Dividends issued as shares, value | $				$ 11	$ 7	$ 33
Series B Preferred Stock | Common Stock
Class Of Stock [Line Items]
Preferred stock dividend (in shares)					620,240	1,933,004	1,944,939
Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued (in shares)	32,803,519
Shares issued attributable to accrued and unpaid dividends (in shares)	283,196